Pensions (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Reconciliation of Benefit Obligation and Plan Assets
A reconciliation of the changes in projected benefit obligations (“PBO”) for our pension plans are as follows:

	As of December 31,
(In $ millions)	2021	2020
Benefit obligation at beginning of period	184.0	169.0
Interest (credit) / cost	(0.2)	0.9
Actuarial (gain) / loss	(16.9)	21.8
Benefits paid	(1.7)	(1.6)
Foreign exchange rate changes	7.7	(6.1)
Benefit obligation at end of period	172.9	184.0
A reconciliation of the changes in fair value of plan assets is as follows:

	As of December 31,
(In $ millions)	2021	2020
Fair value of plan assets at beginning of period	184.0	169.3
Actual return on plan assets	(17.1)	22.7
Employer contribution	—	(0.3)
Benefits paid	(1.7)	(1.6)
Foreign exchange rate changes	7.7	(6.1)
Fair value of plan assets at end of period	172.9	184.0

Benefit Cost	Benefit cost includes the following components:

	For the Years Ended December 31,
(In $ millions)	2021	2020
Interest cost	(0.2)	0.9
Expected return on plan assets	0.2	(0.9)
Net benefit cost	—	—

Defined Benefit Plans, Key Assumptions
The key assumptions for the plans are summarized below:

	As of December 31,
Weighted Average Assumptions Used to Determine Benefit Obligations	2021	2020
Discount rate	0.39% to 0.43%	(0.09)% to (0.14)%

	For the Years Ended December 31,
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost	2021	2020
Discount rate	0.39% to 0.43%	(0.09)% to (0.14)%
Expected long-term return on plan assets	0.39% to 0.43%	(0.09)% to (0.14)%

Estimated Future Benefit Payments
The following table summarizes the benefit payments at December 31, 2021 estimated to be paid within the next ten years by the issuer of the guaranteed insurance contract:

		Payments by Period
	Total	2022	2023	2024	2025	2026	Five Years Thereafter
Estimated benefit payments	31.8	1.9	2.2	2.5	2.8	3.1	19.3